Financial Assets and Liabilities - Summary of Fair Value for Financial Assets (Excluding Cash and Cash Equivalents) and Financial Liabilities (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets:
Financial Assets	$ 260,844,607	$ 257,974,604
Liabilities:
Financial Liabilities	813,864,161	711,544,172
Debt [member]
Liabilities:
Financial Liabilities	683,670,677	694,436,593
Financial instruments, class [member]
Liabilities:
Financial Liabilities	9,596,751	17,107,579
Equity investments at fair value through OCI and other short term investments [member]
Assets:
Financial Assets	47,718,025	49,015,934
Pension plan assets [member]
Assets:
Financial Assets	206,300,822	203,671,122
Derivative Financial Instruments [Member]
Assets:
Financial Assets	6,825,760	5,287,548
Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial Liabilities	120,596,733
Level 1 [member]
Assets:
Financial Assets	223,554,271	225,585,814
Liabilities:
Financial Liabilities	702,599,989	594,713,342
Level 1 [member] | Debt [member]
Liabilities:
Financial Liabilities	582,003,256	594,713,342
Level 1 [member] | Equity investments at fair value through OCI and other short term investments [member]
Assets:
Financial Assets	37,572,410	39,028,083
Level 1 [member] | Pension plan assets [member]
Assets:
Financial Assets	185,981,861	186,557,731
Level 1 [member] | Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial Liabilities	120,596,733
Level 2 [member]
Assets:
Financial Assets	37,265,932	32,371,743
Liabilities:
Financial Liabilities	111,264,172	116,830,830
Level 2 [member] | Debt [member]
Liabilities:
Financial Liabilities	101,667,421	99,723,251
Level 2 [member] | Financial instruments, class [member]
Liabilities:
Financial Liabilities	9,596,751	17,107,579
Level 2 [member] | Equity investments at fair value through OCI and other short term investments [member]
Assets:
Financial Assets	10,145,615	9,987,851
Level 2 [member] | Pension plan assets [member]
Assets:
Financial Assets	20,294,557	17,096,344
Level 2 [member] | Derivative Financial Instruments [Member]
Assets:
Financial Assets	6,825,760	5,287,548
Level 3 [member]
Assets:
Financial Assets	24,404	17,047
Level 3 [member] | Pension plan assets [member]
Assets:
Financial Assets	$ 24,404	$ 17,047